Financial risk management, objectives and policies, Nordea Credit Facility (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2017 USD ($) Carrier	Apr. 30, 2017 USD ($) Building	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018	Jun. 30, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount							$ 449,959	$ 850,972
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Term							6 years
Borrowing amount					$ 204,000	$ 300,000	$ 109,423	$ 207,175				$ 96,000
Number of VLCCs Delivered | Carrier					9
Credit facility covenant, required adjusted tangible net worth							$ 300,000
Frequency of periodic repayment							Quarterly
Debt repayment installment amount							$ 4,200
Debt prepayment before installment term	$ 25,800	$ 37,000	$ 25,800	$ 35,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings							135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets							25.00%
Credit facility covenant, required unencumbered consolidated cash							$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt							6.00%
Nordea Credit Facility [Member] | Second Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount							$ 82,300
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis							2.40%					2.40%
Nordea Credit Facility [Member] | Scrubbers [Member]
Credit Facility [Abstract]
Frequency of periodic repayment							Quarterly
Debt repayment installment amount							$ 2,250
Secured commitment related to financing									$ 45,000	$ 50,000
Nordea Credit Facility [Member] | Scrubbers [Member] | Second Quarter of 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount							$ 18,000
Nordea Credit Facility [Member] | Scrubbers [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis											2.40%
Nordea Credit Facility [Member] | New Buildings [member]
Credit Facility [Abstract]
Number of newbuilding contracts | Building						2